Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Effective rate of income tax (percentage)	14.50%	17.40%	12.00%	13.50%
U.K. statutory tax rate (percentage)			19.00%
Income tax benefit	$ 4,598	$ 2,200	$ 11,294	$ 5,883